Statements of Net Assets Available for Benefits - EBP 333 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables
Receivable - employer contributions	$ 774,548	$ 734,227
Notes receivable from participants	6,641,757	6,341,866
Total receivables	7,416,305	7,076,093
Investments
Plan's interest in Master Trust assets at fair value	456,311,703	402,599,630
Plan's interest in Master Trust assets at contract value	19,462,633	25,165,507
Total investments	475,774,336	427,765,137
Total assets	483,190,641	434,841,230
Liabilities	0	0
Net assets available for benefits	$ 483,190,641	$ 434,841,230